Summary Prospectus 2013 BMO Target Retirement 2015 Fund

Class Y BRTAX	Class I BRTBX	Class R-3 BRTCX	Class R-6 BRTDX	As of December 27, 2013

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at bmofunds.com/documents/asset-allocation. You can also get this information at no cost by calling 1-800-236-FUND (3863), by sending an email request to bmofundsus.services@bmo.com, or by asking your broker/dealer, investment professional, or financial institution. The Fund’s Prospectus and Statement of Additional Information, both dated December 27, 2013, are incorporated by reference into this Summary Prospectus.

Investment Objective:

To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I	Class R-3	Class R-6
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None
Redemption Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None	None
Distribution (12b-1) Fees	None	None	0.50%	None
Other Expenses(1)	0.77%	0.52%	0.52%	0.37%
Acquired (underlying) Fund Fees and Expenses(1)	0.55%	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses	1.32%	1.07%	1.57%	0.92%
Fee Waiver and Expense Reimbursement(2)	(0.44)%	(0.44)%	(0.44)%	(0.44)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.88%	0.63%	1.13%	0.48%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

(2)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts shown above through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I	Class R-3	Class R-6
1 Year	$90	$64	$115	$49
3 Years	$375	$297	$453	$249

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund will attempt to achieve its investment objectives by investing in a mix of BMO Funds and unaffiliated funds (the underlying funds) in different combinations and weightings. The Adviser may periodically rebalance or modify the asset mix of the funds and change the underlying funds.

The specific retirement year (2015) included in the Fund’s name refers to the approximate year an investor would plan to retire and assumes a retirement age of 65. The target date is the year that an investor likely would stop making new investments in the Fund. The Fund is designed for an investor who expects to retire in or around the year 2015 at age 65 and who plans to withdraw the value of the investor’s account in the Fund gradually after retirement.

The Fund may invest no more than 60% of its total assets in funds that invest principally in equity securities (Stock Funds). Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Fund also may invest in underlying funds that invest in fixed income securities of any quality or maturity (Bond Funds) and cash, cash equivalents, and other short-term fixed income instruments, including money market funds.

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Summary Prospectus 2013 BMO Target Retirement 2015 Fund

Class Y BRTAX	Class I BRTBX	Class R-3 BRTCX	Class R-6 BRTDX	As of December 27, 2013

While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the “glide path” to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser’s approach to making these changes over time.

At the target date (2015), the Fund’s allocation to funds that invest principally in equity securities is anticipated to be approximately 42% of its total assets. The Fund’s exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 30% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities and money market instruments. The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus ten percentage points.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. There are risks associated with investments in target date funds, and there is no guarantee that the Fund will provide adequate income at and through a shareholder’s retirement.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

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Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

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Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.

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Summary Prospectus 2013 BMO Target Retirement 2015 Fund

Class Y BRTAX	Class I BRTBX	Class R-3 BRTCX	Class R-6 BRTDX	As of December 27, 2013

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Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.

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Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.

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Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

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Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.

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Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

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High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.

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Sector Risk. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Fund Performance

Performance information is not included because the Fund does not have one full calendar year of performance as of the date of this Prospectus.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. John D. Boritzke, Sandy Lincoln, and Alan W. Schwartz have co-managed the Fund since its inception in 2013. Mr. Boritzke, Head of Fixed Income, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 1983. Mr. Lincoln, Chief Market Strategist and Senior Vice President of the Adviser, joined the Adviser in 2008. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class Y shares and $2,000,000 for Class I shares. For Class Y, the minimum subsequent purchase amount is $50.

Eligible retirement plans generally may open an account and purchase Class R-3 and R-6 shares by contacting BMO Funds U.S. Services. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

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Summary Prospectus 2013 BMO Target Retirement 2015 Fund

Class Y BRTAX	Class I BRTBX	Class R-3 BRTCX	Class R-6 BRTDX	As of December 27, 2013

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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